GOODWILL (TABLES)	12 Months Ended
Jan. 03, 2014
Goodwill and intangible assets disclosure [Abstract]
Changes in goodwill allocated to reportable segments [Table Text Block]
(In millions)	Goodwill Balance as of December 30, 2011 (1)	Acquisitions	Inter-segment Transfer (2)	Other Adjustments (3)	Goodwill Balance as of December 28, 2012

Infrastructure & Environment Operating Segment	$758.2	$—	$(21.5)	$14.8	$751.5

Within the Federal Services Operating Segment:
Federal Services Group	705.6	—	—	1.7	707.3
Global Management and Operations Services Group	565.4	—	—	—	565.4
Total Federal Services Operating Segment	1,271.0	—	—	1.7	1,272.7

Within the Energy & Construction Operating Segment:
Civil Construction & Mining Group	293.9	—	—	—	293.9
Industrial/Process Group	189.3	67.8	(4.2)	—	252.9
Power Group	735.1	—	—	—	735.1
Total Energy & Construction Operating Segment	1,218.3	67.8	(4.2)	—	1,281.9

Oil & Gas Operating Segment	—	388.5	25.7	1.3	415.5

Total	$3,247.5	$456.3	$—	$17.8	$3,721.6

  Balances as of December 30, 2011 reflect the realignment of our business as further described in Note 16, “Segment and Related Information.” Of the goodwill, $565.4 million related to our Global Management and Operations Services Group was transferred from the Energy & Construction Division to the Federal Services Division.
  For the year ended December 28, 2012, “Inter-segment transfers” include adjustments of $21.5 million to transfer process engineering, and $4.2 million related to the realignment of operations and maintenance services to the oil and gas industry among our Oil & Gas, Infrastructure & Environment, and Energy & Construction Divisions.
  For the year ended December 28, 2012, “Other adjustments” include an adjustment for foreign currency translation of $16.1 million, and an adjustment for the final allocation of our purchase price of Apptis of $1.7 million.

(In millions)	Goodwill Balance as of December 28, 2012	Acquisitions	Other Adjustments (1)	Goodwill Balance as of January 3, 2014

Infrastructure & Environment Operating Segment	$751.5	$—	$(14.1)	$737.4

Within the Federal Services Operating Segment:
Federal Services Group	707.3	—	—	707.3
Global Management and Operations Services Group	565.4	—	—	565.4
Federal Services Operating Segment	1,272.7	—	—	1,272.7

Within the Energy & Construction Operating Segment:
Civil Construction & Mining Group	293.9	—	—	293.9
Industrial/Process Group	252.9	—	(3.2)	249.7
Power Group	735.1	—	—	735.1
Total Energy & Construction Operating Segment	1,281.9	—	(3.2)	1,278.7

Oil & Gas Operating Segment	415.5	—	(8.7)	406.8

Total	$3,721.6	$—	$(26.0)	$3,695.6

  For the year ended January 3, 2014, “Other adjustments” include an adjustment for foreign currency translation of $26.0 million.

Goodwill impairment review [Table Text Block]
(In millions)	Goodwill Balance as of January 3, 2014	Reporting Unit Fair Value	Reporting Unit Carrying Value	Percent Above Carrying Value

Infrastructure & Environment Operating Segment	$758.9	$2,173.0	$1,509.3	44.0%

Federal Services Operating Segment	707.3	1,646.0	1,011.6	62.7%

Within the Energy & Construction Operating Segment:
Global Management and Operations Services Group	565.4	1,398.0	925.3	51.1%
Civil Construction & Mining Group	293.9	457.0	363.0	25.9%
Industrial/Process Group	189.3	392.0	239.0	64.0%
Power Group	735.1	952.0	823.9	15.5%
Total Energy & Construction Operating Segment	1,783.7	3,199.0	2,351.2	36.1%

Oil & Gas Operating Segment	445.7	1,664.0	1,366.6	21.8%

Total	$3,695.6	$8,682.0	$6,238.7	39.2%

Cost and accumulated amortization of intangible assets [Table Text Block]
(In millions)	Customer Relationships, Contracts, and Backlog	Trade Name	Favorable Leases and Other	Total

Balance as of December 30, 2011	$491.1	$25.6	$5.3	$522.0
Acquisitions	163.0	93.5	9.8	266.3
Amortization expense	(93.9)	(4.8)	(2.5)	(101.2)
Other adjustments and foreign currency translation	3.3	1.7	0.1	5.1
Balance as of December 28, 2012	563.5	116.0	12.7	692.2
Amortization expense	(100.3)	(5.5)	(1.6)	(107.4)
Other adjustments and foreign currency translation	(5.1)	(4.6)	(5.4)	(15.1)
Balance as of January 3, 2014	$458.1	$105.9	$5.7	$569.7

Estimated useful lives	1 - 16 years	1 - 20 years (1)	1 - 13 years

  During the fourth quarter of 2013, we revised the estimated useful life of the Flint trade name from 40 years to 20 years due to a change in our intended use.

Estimated future amortization expense of intangible assets [Table Text Block]
(In millions)	Customer Relationships, Contracts, and Backlog	Trade Name	Favorable Leases and Other	Total

2014	$87.5	$5.9	$1.1	$94.5
2015	77.0	6.3	0.7	84.0
2016	71.9	6.3	0.6	78.8
2017	66.6	6.3	0.1	73.0
2018	48.2	6.3	0.4	54.9
Thereafter	106.9	74.8	2.8	184.5
	$458.1	$105.9	$5.7	$569.7